Note 8 - Derivative Liabilities - Fair Value of Derivative Liability (Details) - Derivative Financial Instruments, Liabilities [Member] - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022
Series G Warrant [Member]
Beginning balance at September 30, 2022	$ 748,275
Exchange of warrants into common stock	(13,948)
Adjustments to estimated fair value	(734,327)
Ending balance at March 31, 2023	0		$ 748,275
Series G Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Beginning balance at September 30, 2022		$ 748,275	748,275
Issuances		0
Adjustments to estimated fair value		0
Ending balance at March 31, 2023		748,275
Expiration of derivative liability		0
Series F Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Beginning balance at September 30, 2022		1,000,000	1,000,000
Issuances		0
Adjustments to estimated fair value		0
Ending balance at March 31, 2023		0
Expiration of derivative liability		(1,000,000)
Series H Warrant [Member]
Beginning balance at September 30, 2022	459,200
Exchange of warrants into common stock	(35,330)
Adjustments to estimated fair value	(423,870)
Ending balance at March 31, 2023	$ 0		459,200
Series H Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Beginning balance at September 30, 2022		459,200	$ 459,200
Issuances		0
Adjustments to estimated fair value		0
Ending balance at March 31, 2023		459,200
Expiration of derivative liability		$ 0